FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Feb. 28, 2015
FINANCIAL INSTRUMENTS [Abstract]
Schedule of Fair Value of Financial Instruments

        The following table summarizes the carrying values of the Company's financial instruments:

	February 28, 2015	February 28, 2014
Assets held at fair value (A)	23,692	19,011
Loans and receivables (B)	49,614	19,405
Other financial liabilities (C)	71,728	44,043
Liabilities held at fair value (D)	1,239	1,360

(A)	Includes cash, cash equivalents and foreign exchange forward contracts
(B)	Includes trade receivables and other & miscellaneous receivables
(C)	Includes accounts payable, accrued liabilities, debt facility and termination fee
(D)	Warrant liability

Shedule of Level 2 and Level 3 Financial instruments carried at fair value

        As at February 28, 2015 the Company held the following Level 3 financial instruments carried at fair value on the consolidated balance sheet.

	Level 2	Level 3	Total
Financial Liabilities
Warrant liability	—	603	603

        As at February 28, 2014, the Company held the following Level 2 and Level 3 financial instruments carried at fair value on the consolidated balance sheet.

	Level 2	Level 3	Total
Financial Assets
Foreign exchange forward contracts	19	—	19
Financial Liabilities
Warrant liability	—	1,360	1,360

Shedule of Level 3 warrant liability measured at fair value

        A reconciliation of the Level 3 warrant liability measured at fair value for the year ended February 28, 2015 follows:

	Warrants	$
Balance at February 28, 2014	3,171,000	1,360
Fair value adjustment – warrant liability	—	(93)
Exercise of warrants	(1,082,250)	(664)

Balance at February 28, 2015	2,088,750	603